SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. The Chief Operating Decision Maker (“CODM”) uses Funds from Operations (“FFO”) in assessing performance and in making resource allocation decisions, which enable the determination of return on the equity deployed. We define FFO as net income excluding the impact of depreciation and amortization, deferred income taxes, mark-to-market gains (losses) and other income (expenses) that are not related to the revenue earning activities and are not normal, recurring cash operating items necessary for business operations.
FFO includes balances attributable to the partnership generated by investments in associates and joint ventures accounted for using the equity method and excludes amounts attributable to non-controlling interests based on the economic interests held by non-controlling interests in consolidated subsidiaries.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$658	$650	$389	$213	$—	$1,910	$(511)	$3,739	$5,138
Costs attributed to revenues(2)	(351)	(225)	(162)	(74)	—	(812)	153	(2,334)	(2,993)
General and administrative expenses	—	—	—	—	(92)	(92)	—	—	(92)
Other (expense) income	(30)	(6)	(1)	1	48	12	14	(82)	(56)
Interest expense	(97)	(100)	(83)	(62)	(68)	(410)	99	(515)	(826)
FFO	180	319	143	78	(112)	608
Depreciation and amortization expense						(411)	118	(589)	(882)
Deferred taxes						(2)	(12)	65	51
Mark-to-market and other						(187)	44	(108)	(251)
Share of earnings from associates						—	95	—	95
Net income attributable to non-controlling interest						—	—	(176)	(176)
Net income attributable to partnership(3)						$8	$—	$—	$8

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$669	$492	$426	$175	$—	$1,762	$(565)	$3,059	$4,256
Costs attributed to revenues(2)	(333)	(209)	(196)	(62)	—	(800)	213	(2,061)	(2,648)
General and administrative expenses	—	—	—	—	(109)	(109)	—	—	(109)
Other (expense) income	(27)	(2)	(5)	(3)	52	15	12	(91)	(64)
Interest expense	(85)	(82)	(64)	(38)	(47)	(316)	95	(346)	(567)
FFO	224	199	161	72	(104)	552
Depreciation and amortization expense						(346)	121	(407)	(632)
Deferred taxes						(21)	(2)	(15)	(38)
Mark-to-market and other						193	(147)	256	302
Share of earnings from associates						—	273	—	273
Net income attributable to non-controlling interest						—	—	(395)	(395)
Net income attributable to partnership(3)						$378	$—	$—	$378

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,317	$1,264	$850	$422	$—	$3,853	$(985)	$7,457	$10,325
Costs attributed to revenues(2)	(694)	(438)	(367)	(153)	—	(1,652)	291	(4,609)	(5,970)
General and administrative expenses	—	—	—	—	(189)	(189)	—	—	(189)
Other (expense) income	(67)	(14)	(5)	7	94	15	33	(177)	(129)
Interest expense	(186)	(191)	(165)	(130)	(132)	(804)	191	(1,007)	(1,620)
FFO	370	621	313	146	(227)	1,223
Depreciation and amortization expense						(840)	224	(1,202)	(1,818)
Deferred taxes						21	(4)	184	201
Mark-to-market and other						(226)	114	174	62
Share of earnings from associates						—	136	—	136
Net income attributable to non-controlling interest						—	—	(820)	(820)
Net income attributable to partnership(3)						$178	$—	$—	$178

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,305	$966	$901	$350	$—	$3,522	$(1,115)	$6,067	$8,474
Costs attributed to revenues(2)	(655)	(411)	(399)	(130)	—	(1,595)	421	(4,058)	(5,232)
General and administrative expenses	—	—	—	—	(212)	(212)	—	—	(212)
Other (expense) income	(53)	(6)	(13)	1	85	14	22	(164)	(128)
Interest expense	(165)	(158)	(130)	(79)	(91)	(623)	188	(700)	(1,135)
FFO	432	391	359	142	(218)	1,106
Depreciation and amortization expense						(690)	237	(824)	(1,277)
Deferred taxes						(23)	2	26	5
Mark-to-market and other						8	(131)	168	45
Share of earnings from associates						—	376	—	376
Net income attributable to non-controlling interest						—	—	(515)	(515)
Net income attributable to partnership(3)						$401	$—	$—	$401
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$8,856	$12,011	$9,583	$8,659	$(2,133)	$36,976	$(7,548)	$62,681	$8,783	$100,892

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,035	$11,840	$9,918	$7,511	$(2,480)	$35,824	$(7,580)	$62,732	$9,808	$100,784
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.